Stockholders’ Equity (Details Narrative) - USD ($)												1 Months Ended				3 Months Ended			6 Months Ended		12 Months Ended
	Dec. 29, 2026	Sep. 11, 2026	May 18, 2026	Jan. 09, 2026	Dec. 29, 2025	Sep. 11, 2025	Dec. 24, 2024	Dec. 23, 2024	Nov. 16, 2024	Sep. 11, 2024	Sep. 11, 2023	Dec. 31, 2026	May 31, 2026	Dec. 22, 2024	Aug. 16, 2024	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Aug. 18, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock-based compensation expense																					$ 126,000	$ 2,732,500
Shares vested									144,805
Number of share vested, value									$ 330,800
Gross proceeds											$ 5,000,000
Share price													$ 1.50
Aggregate shares issued											65,790
Fair market value					$ 60,000		$ 16,700				$ 263,160
Consulting expense																					$ 87,600	87,900
Number of shares issued for services						21,930				21,930											61,000
Value of shares issued for services						$ 87,700				$ 87,700						$ 11,250
Grant-date fair value					$ 30,000
Unrecognized compensation expense																					$ 90,800
Consulting expense																21,900		$ 21,900	$ 43,500	$ 43,500
Issued shares													133,334
Issued shares value													$ 200,000
Stock subscription payable													$ 99,000			$ 99,000			99,000		0
Stock-based compensation expense																			69,700	47,600	$ 118,900	$ 2,615,900
Polymeric Nocopi [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity consideration shares			500,000
Fair value			$ 750,000
Share price			$ 1.50
Stock purchase agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Private issuance																					266,666
Share price																					$ 1.50
Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock											1,250,000
Share price											$ 4.00
Private placement total											$ 5,000,000
Aggregate gross proceeds				$ 400,000
Private Placement [Member] | Tranche One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares vested										$ 263,160
Private Placement [Member] | Tranche Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares vested						$ 263,160
Private Placement [Member] | First Tranche [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued										21,930
Number of shares vested										$ 87,700
Private Placement [Member] | Second Tranche [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued						21,930
Number of shares vested						$ 87,700
Private Placement [Member] | Forecast [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued		65,790
Remaining service		$ 17,500
Private Placement [Member] | Forecast [Member] | Tranche Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares vested		$ 263,160
Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock-based compensation expense														$ 200,400
Value of shares issued for services														60,000
Director [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Value of shares issued for services														$ 60,000
Kevin Westenburg [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued shares																					33,333
Third Parties [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issued shares																					233,333
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock price per share																							$ 3.58
Issuance of common stock																133,334	266,666				42,210	291,735
Number of shares issued for services																8,036
Value of shares issued for services																$ 80
Employment Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock valued																					$ 3,580,000
Stock-based compensation expense																						$ 2,435,800
Restricted Stock [Member] | Employment Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares grant																					1,000,000
Restricted Stock Units (RSUs) [Member] | Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares granted					40,000		10,000								1,649,769
Shares vested					20,000		5,000
Number of share vested, value							$ 8,500
Shares issued					17,640		2,640
Number of share issued, value					$ 26,500		$ 4,700
Number of share remaining																					20,000
Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Private issuance																					2,000,000
Shares issued																					375,875
Shares available grants																					1,624,125
Replacement Grant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fair market value								$ 3,308,800							$ 3,580,000
Number of shares forfeited								1,443,548
Incentive 2024 Compensation Plan Member
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares grant			32,143
Stock-based compensation expense					$ 15,000											7,500
Number of shares vested			$ 11,250
Number of value grant			$ 45,000
Share price			$ 1.40
Number of shares vested			8,036
Unamortized value related to grants																33,750			33,750
Stock-based compensation expense																40,600		$ 24,000	69,700	$ 47,600
Unrecognized compensation expense																$ 66,250			$ 66,250
Incentive 2024 Compensation Plan Member | Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares granted					40,000
Shares vested					20,000
Shares issued					17,640
Number of shares vested					$ 60,000
Unvested restricted stock units																			333,945	291,735
Unamortized value related to grants																			$ 32,500	$ 109,200
Value net of taxes					26,500
Grant-date fair value recognized					$ 30,000
Incentive 2024 Compensation Plan Member | Restricted Stock Units (RSUs) [Member] | Forecast [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares vested	20,000
Unamortized value related to grants												$ 15,000
Incentive 2024 Compensation Plan Member | Unvested restricted stock units [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unvested restricted stock units																41,930		41,930	41,930	41,930